Goodwill Impairment (Details)	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 30, 2018	Sep. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Goodwill
Impairment	$ 116,877,000
Goodwill	1,204,607,000	$ 1,321,289,000	$ 1,187,934,000
Adjustment to initial impairment estimate		124,662,000
Liquids
Goodwill
Impairment	116,877,000
Goodwill	149,169,000	266,046,000	266,046,000
Water solutions
Goodwill
Impairment			380,200,000
Goodwill	$ 424,465,000	424,270,000	$ 290,915,000			$ 423,700,000	$ 660,800,000
Adjustment to initial impairment estimate		$ 124,662,000
Sawtooth
Goodwill
Goodwill, impairment test, assumed per year increase in commodity prices					2.00%
Goodwill, impairment test, assumed per year increase in rental fees					4.00%
Goodwill, impairment test, discount rate				12.40%	12.00%
Reporting unit, percentage of fair value below carrying amount					32.00%
Goodwill					$ 66,200,000
Reporting unit, percentage of fair value in excess of carrying amount				2.00%
Operating segment | Water solutions
Goodwill
Reporting unit, percentage of fair value below carrying amount			11.00%
Reporting unit, percentage of fair value in excess of carrying amount							9.00%
Goodwill, impairment test, assumed quarterly increase in barrel price							1
Goodwill, impairment test, assumed barrel price, year five							65
Goodwill, impairment test, barrel price							32
Goodwill, impairment test, assumed barrel price, after five years							65